SIGNIFICANT ACCOUNTING POLICIES - Customer loyalty program (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
Brokerage commission income, gross	$ 3,640,845		$ 1,807,203	$ 441,669
Less: revenue netted or deferred	(493,235)		(276,155)	(89,044)
Brokerage commission income, net	3,147,610		1,531,048	352,625
Selling and marketing expenses	1,392,070	$ 178,480	385,320	$ 164,701
Customers loyalty program
Contract liabilities	$ 8,968		$ 8,249